united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2015
Principal ($)		Value
	ASSET BACKED SECURITIES - 10.9%
1,054,293	Countrywide Alt. Loan Trust 2006-36T2, 1.087% due 12/25/36	$ 667,450
414,141	Countrywide Asset-Backed Certificates, 0.727% due 4/25/32	289,082
523,856	Countrywide Asset-Backed Certificates Series 2004-1, 1.012% due 3/25/34	487,344
2,077,000	Credit-Based Asset Servicing and Securitization LLC, 5.400% due 4/25/36, 144A	1,553,505
2,920,000	Credit-Based Asset Servicing and Securitization LLC, 0.887% due 7/25/36, 144A	2,116,197
715,879	Delta Funding Home Equity Loan Trust 1998-1, 7.790% due 5/25/30	720,069
3,100,000	First Frankin Mortgage Loan Trust 2005-FFH4, 0.685% due 12/25/35	2,278,745
1,390,000	Fremont Home Loan Trust 2005-C, 0.707% due 7/25/35	1,015,389
7,234,000	HomeBanc Mortgage Trust 2006-2, 0.517% due 12/25/36	4,584,099
271,105	Longbeach Mortgage Loan Trust 2001-2, 3.112% due 7/25/31	237,132
923,394	Longbeach Mortgage Loan Trust 2003-4, 3.412% due 8/25/33	883,973
2,083,992	Meritage Mortgage Loan Trust 2005-2, 0.982% due 11/25/35	1,344,056
201,013	Structured Asset Investment Loan Trust 2004-8, 1.117% due 9/25/34	179,620
8,300,000	Structured Asset Investment Loan Trust 2005-10, 0.617% due 12/25/35	4,906,445
476,709	Structured Asset Securities Corp. 2005-WF1, 2.092% due 2/25/35	401,420
260,000	Terwin Mortgage Trust 2007-QHL1, 1.685% due 10/25/38, 144A	145,587
	TOTAL ASSET BACKED SECURITIES (Cost $19,782,159)	21,810,113

	BANK DEBT - 2.8%
	OIL - FIELD SERVICES - 1.3%
3,138,613	Stallion Oilfield Holdings, Inc., 8.000% due 6/19/18,	2,583,079

	TRANSPORTATION - TRUCK - 1.5%
3,020,764	YRC WorldWide, 8.250% due 2/13/19	2,933,917

	TOTAL BANK DEBT (Cost $6,210,368)	5,516,996

	CORPORATE BONDS AND NOTES - 53.3%
	ALTERNATIVE WASTE TECHNOLOGY - 0.5%
1,000,000	ADS Waste Holdings, Inc., 8.250% due 10/1/20	1,040,000

	APPLICATION SOFTWARE - 0.3%
625,000	Emdeon, Inc., 11.000% due 12/31/19	680,469

	AUTO/TRUCK PARTS & EQUIPMENT - 0.1%
125,000	Schaeffler Holding Finance BV, 6.875% due 8/15/18, 144A	129,688

	BATTERIES/BATTERY SYSTEMS - 0.3%
670,000	Edgewell Personal Care Co., 4.700% due 5/19/21	679,170

	BUILDING PRODUCTS - CEMENT - 1.4%
253,610	Stardust Finance Holdings., 6.500% due 3/13/22	254,403
816,070	Stardust Finance Holdings., 10.500% due 3/13/23	803,829
1,550,000	US Concrete, Inc., 8.500% due 12/1/18	1,643,000
		2,701,232
	BUILDING & CONSTRUCTION PRODUCTS - MISC - 3.8%
667,000	Associated Materials, Inc., 9.125% due 11/1/17	556,945
3,647,000	Brundage-Bone Concrete Pumping, Inc., 10.375% due 9/1/21, 144A	3,829,350
1,156,000	Euramax International, Inc., 9.500% due 4/1/16	1,134,325
2,000,000	Ply Gem Industries, Inc., 6.500% due 2/1/22, 144A	1,982,500
		7,503,120
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	BUILDING - RESIDENTIAL/COMMERCIAL - 0.3%
500,000	Beazer Homes USA, Inc., 6.625% due 4/15/18	$ 518,125

	CABLE/SATELLITE TV - 0.4%
409,000	CCO Holdings LLC, 7.000% due 1/15/19	425,360
330,000	CCO Holdings LLC, 5.375% due 5/1/25, 144A	322,162
		747,522
	CAPACITORS - 2.2%
4,411,000	Kemet Corp., 10.500% due 5/1/18	4,377,918

	CASINO HOTEL - 1.0%
1,850,000	Boyd Gaming Corp., 6.875% due 5/15/23	1,905,500

	CELLULAR TELECOM - 1.0%
798,000	Sprint Communications, Inc., 8.375% due 8/15/17	865,830
1,130,000	Sprint Corp., 7.250% due 9/15/21	1,104,575
		1,970,405
	CHEMICALS - SPECIALTY 0.7%
449,000	HIG BBC Intermediate Holdings, Inc., 10.500% due 9/15/18, 144A	446,194
797,700	Huntsman International LLC, 8.625% due 3/15/21	841,510
		1,287,704
	COAL - 0.0%
76,000	SunCoke Energy, Inc., 7.625% due 8/1/19	75,867

	COMMERCIAL SERVICES - 0.0%
70,000	ServiceMaster Co., 7.000% due 8/15/20	74,288

	COMPUTER SERVICES - 0.1%
141,000	SunGard Data Systems, Inc., 7.375% due 11/15/18	146,182

	CONSUMER PRODUCTS - MISC - 0.1%
140,000	Spectrum Brands Inc., 6.750% due 3/15/20	147,770

	CONTAINERS - PAPER & PLASTIC - 2.1%
4,115,000	PaperWorks Industries, Inc., 9.500% due 8/15/19, 144A	4,109,856

	DATA PROCESSING & MANAGEMENT - 1.9%
400,000	First Data Corp., 7.375% due 6/15/19, 144A	416,800
3,015,000	First Data Corp., 11.750% due 8/15/21	3,399,412
		3,816,212
	DISTRIBUTION/WHOLESALE - 2.7%
1,970,000	HD Supply, Inc., 11.000% due 4/15/20	2,202,263
2,600,000	HD Supply, Inc., 11.500% due 7/15/20	3,016,000
110,000	Interline Brands, Inc., 10.000% due 11/15/18	115,225
		5,333,488
	DIVERSIFIED OPERATIONS - 1.0%
2,073,000	Boart Longyear Management Pty Ltd., 10.000% due 10/1/18, 144A	1,979,715

	ELECTRIC - INTEGRATED - 0.8%
927,515	Energy Future Intermediate Holding Co. LLC, 11.000% due 10/1/21	1,048,092
388,779	Energy Future Intermediate Holding Co. LLC, 11.750% due 3/1/22, 144A	443,694
		1,491,786
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.0%
76,000	Freescale Semiconductor, Inc., 10.750% due 8/1/20	$ 80,560

	ENGINEERING/ R&D SERVICES - 0.1%
265,000	URS Corp., 3.850% due 4/1/17	264,669

	FINANCE - COMMERCIAL - 1.2%
2,425,000	Jefferies Finance LLC, 7.500% due 4/15/21, 144A	2,430,699

	FOOD - MEAT PRODUCTS - 1.1%
1,180,000	Bumble Bee Holdings, Inc., 9.000% due 12/15/17, 144A	1,240,475
240,000	JBS USA LLC / JBS USA Finance, Inc., 7.250% due 6/1/21, 144A	254,100
672,000	JBS USA LLC / JBS USA Finance, Inc., 7.250% due 6/1/21, 144A	711,480
		2,206,055
	FOOD - WHOLESALE - 0.5%
875,000	U.S. Foods, Inc., 8.500% due 6/30/19	914,375

	GAMBLING - 0.3%
639,000	Pinnacle Entertainment, Inc., 7.500% due 4/15/21	679,736

	HEALTH CARE COST CONTAIN - 0.1%
180,000	Prospect Medical Holdings, Inc., 8.375% due 5/1/19, 144A	191,952

	INDEPENDENT POWER PRODUCER - 0.7%
155,000	Genon Energy, Inc., 7.875% due 6/15/17	157,712
825,000	Genon Energy, Inc., 9.500% due 10/15/18	845,625
419,000	Genon Energy, Inc., 9.875% due 10/15/20	428,428
		1,431,765
	INVESTMENT MANAGEMENT & ADVISORY SERVICE - 1.1%
2,061,000	Neuberger Berman Group LLC., 5.875% due 3/15/22, 144A	2,210,422

	MACHINERY - CONSTRUCTION & MINING - 0.5%
1,000,000	Vander Intermediate Holding Corp., 9.750% due 2/1/19, 144A	990,000

	MACHINERY - GENERAL INDUSTRY - 2.5%
5,285,000	Tempel Steel Co., 12.000% due 8/15/16, 144A	5,033,962

	MEDICAL - DRUGS - 0.5%
210,000	Endo Finance LLC, 7.000% due 7/15/19, 144A	218,295
800,000	Valeant Pharmaceuticals International., 6.750% due 8/15/18, 144A	840,500
		1,058,795
	MEDICAL - HOSPITALS - 1.0%
2,000,000	Tenet Healthcare Corp., 6.750% due 6/15/23, 144A	2,042,500

	MEDICAL PRODUCTS - 1.3%
2,500,000	DJO Finance LLC, 8.125% due 6/15/21, 144A	2,581,250

	METAL - COPPER - 2.0%
4,742,000	Cobre Del Mayo SA de CV, 10.750% due 11/15/18	3,989,207
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	MUSIC - 2.0%
4,022,000	Gibson Brands, Inc., 8.875% due 8/1/18, 144A	$ 4,082,330

	NON - FERROUS METALS - 0.7%
1,647,000	Thompson Creek Metals Co., 7.375% due 6/1/18	1,358,775

	OIL EXPLORATION & PRODUCTION - 1.4%
231,000	Lonestar Resources America, Inc., 8.750% due 4/15/19, 144A	190,575
5,904	Quicksilver Resources, Inc., 7.000% due 6/21/19	3,461
10,548	Quicksilver Resources, Inc., 7.000% due 6/21/19	6,184
1,011,808	Quicksilver Resources, Inc., 7.000% due 6/21/19	593,172
1,000,000	SandRidge Energy, Inc., 8.750% due 6/1/20, 144A	911,250
2,291,000	SandRidge Energy, Inc., 8.125% due 10/15/22	990,858
		2,695,500
	OIL & GAS DRILLING - 1.8%
5,666,000	Sidewinder Drilling, Inc., 9.750% due 11/15/19, 144A	3,597,910

	OIL - FIELD SERVICES - 0.3%
661,000	PHI, Inc., 5.250% due 3/15/19	614,730

	OIL - US ROYALTY TRUSTS - 0.2%
657,000	IronGate Energy Services LLC., 11.000% due 7/1/18, 144A	466,470

	PRINTING - COMMERCIAL - 0.3%
623,000	RR Donnelley & Sons Co., 7.625% due 6/15/20	702,432

	PUBLISHING - NEWSPAPERS - 0.3%
510,000	Gannett Co., Inc., 7.125% due 9/1/18	523,387

	REITS - HEALTHCARE - 1.0%
1,780,000	MPT Operating Partnership LP, 6.875% due 5/1/21	1,889,025

	RENTAL AUTO & EQUIPMENT - 2.0%
1,230,000	Ahern Rentals, Inc., 7.375% due 5/15/23, 144A	1,220,775
1,060,000	Ashtead Capital, Inc., 6.500% due 7/15/22, 144A	1,128,900
690,000	Hertz Corp., 6.750% due 4/15/19	713,736
150,000	United Rentals North America, Inc., 4.625% due 7/15/23	147,653
805,000	United Rentals North America, Inc., 5.500% due 7/15/25	780,850
		3,991,914
	RESEARCH & DEVELOPMENT - 0.1%
280,000	Jaguar Holding Co., 9.375% due 10/15/17, 144A	286,636

	RETAIL - DRUG STORE - 1.2%
807,000	Rite Aid Corp., 9.250% due 3/15/20	876,604
315,000	Rite Aid Corp., 8.000% due 8/15/20	329,175
1,215,000	Rite Aid Corp., 6.125% due 4/1/23, 144A	1,256,006
		2,461,785
	RETAIL - LEISURE PRODUCTS - 0.5%
1,000,000	Party City Holdings, Inc., 8.875% due 8/1/20	1,072,500
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	RETAIL - MAJOR DEPARTMENT STORE - 1.3%
2,500,000	Neiman Marcus Group Ltd., Inc., 8.000% due 10/15/21, 144A	$ 2,643,750

	RETAIL - PET FOOD & SUPPLIES - 0.3%
605,000	Petco Holdings, Inc., 8.500% due 10/15/17, 144A	623,150

	RUBBER - TIRES - 0.2%
315,000	Goodyear Tire & Rubber Co., 8.250% due 8/15/20	330,514

	SATELLITE TELECOM - 1.0%
2,300,000	Intelsat Luxembourg SA, 7.750% due 6/1/21	1,929,125

	TELECOM SERVICES - 0.9%
500,000	Altice SA., 7.625% due 2/15/25, 144A	471,250
1,200,000	Wind Acquisition Financial SA, 7.375% due 4/23/21, 144A	1,216,500
		1,687,750
	TELEPHONE INTEGRATED - 1.6%
866,000	Cincinnati Bell, Inc., 8.375% due 10/15/20	913,630
2,153,000	Level 3 Financing, Inc., 8.625% due 7/15/20	2,306,294
		3,219,924
	TELEVISION - 0.2%
332,000	Videotron Ltd., 9.125% due 4/15/18	338,225

	THEATERS - 0.1%
200,000	Carmike Cinemas, Inc., 7.375% due 5/15/19	211,920

	TRANSPORTATION - EQUIPMENT & LEASING - 0.5%
904,256	AWAS Aviation Capital Ltd., 7.000% due 10/17/16, 144A	918,950

	TRANSPORTATION - SERVICES - 0.8%
1,674,000	Era Group, Inc., 7.750% due 12/15/22	1,653,075

	TRAVEL SERVICES - 0.4%
730,000	Carlson Wagonlit BV, 6.875% due 6/15/19, 144A	771,245

	WIRE & CABLE PRODUCTS - 0.6%
1,355,000	WireCo WorldGroup, Inc., 9.500% due 5/15/17	1,279,635

	TOTAL CORPORATE BONDS & NOTES (Cost $110,174,679)	106,172,621

	COMMERCIAL MORTGAGE BACKED SECURITIES - 9.5%
68,296	Bank of America Mortgage Securities 2003-5 3B4, 7.500% due 2/25/31, 144A	57,797
51,021	Bank of America Mortgage Securities 2003-5 3B5, 7.500% due 2/25/31, 144A	31,244
41,507	Bank of America Mortgage Securities 2003-5 3B6, 7.500% due 2/25/31, 144A	1
1,651,345	Bank of America Funding 2009-R5 Trust, 6.000% due 6/26/37, 144A	1,466,552
3,934,693	Bayview Commercial Asset Trust 2007-4, 0.635% due 9/25/37, 144A	3,366,134
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 2.437% due 4/25/36, 144A	1,229,998
620,373	Bear Stearns Mortgage Funding Trust 2007-AR4, 0.427% due 9/25/47	361,451
150,000	Credit Suisse First Boston Mortgage Securities Corp., 5.422% due 8/15/38, 144A	149,453
5,298,285	GSAMP Trust 2006-S4, 0.367% due 5/25/36	1,451,351
659,505	GSAMP Trust 2007-FM1, 0.257% due 12/25/36	367,438
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES(contined) - 9.5%
131,112	Impac CMB Trust Series 2004-7, 1.192% due 11/25/34	$ 113,928
736,342	Impac CMB Trust Series 2005-4, 0.832% due 5/25/35	630,808
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.535% due 7/15/41	1,259,674
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.100% due 4/15/45	697,500
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.100% due 4/15/45	1,558,086
1,694,033	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 2.930% due 9/25/37	1,416,841
992,000	Prime Mortgage Trust 2006-CL1, 0.587% due 2/25/35	663,105
965,961	Residential Asset Securities Corp., 2003-KS3 Trust, 1.192% due 5/25/33	766,266
903,674	Residential Asset Securities Corp., 2004-KS3 Trust, 1.760% due 4/25/34	640,810
503,036	Residential Asset Securities Corp., 2004-KS6 Trust, 5.518% due 7/25/34	369,130
1,418,523	Truman Capital Mortgage Loan Trust, 2.937% due 1/25/34, 144A	1,239,820
1,245,000	Wachovia Mortgage Loan Trust Series 2005-WMC1, 0.877% due 10/25/35	948,104
208,038	WaMu Mortgage Pass-Through Certificates Series 2003-AR1 Trust, 2.154% due 3/25/33	186,651
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $18,680,262)	18,972,142

	HOME EQUITY- 7.8%
435,131	Accredited Mortgage Loan Trust 2004-3 M4, 2.212% due 10/25/34	397,765
51,587	Bear Stearns Asset Backed Securities Trust 2003-3 A2, 0.777% due 6/25/43	49,464
1,000,000	Bear Stearns Asset Backed Securities I Trust 2005-AQ1 M4, 1.537% due 3/25/35	535,142
606,652	CDC Mortgage Capital Trust 2004-HE-1 M2, 1.987% due 6/25/34	554,555
1,548,213	CDC Mortgage Capital Trust 2004-HE-3 M4, 1.985% due 11/25/34	1,412,712
1,265,803	Centex Home Equity Loan Trust 2002-C M2, 1.337% due 9/25/32	717,210
367,003	Centex Home Equity Loan Trust 2004-D M2, 1.187% due 9/25/34	304,634
1,740,325	Equifirst Mortgage Loan Trust 2005-1 M6, 1.252% due 4/25/35	1,145,691
2,926,000	GSAA Home Equity Trust 2005-6 B1, 1.387% due 6/25/35	1,815,817
237,122	Home Equity Asset Trust 2002-4 M2, 2.737% due 3/25/33	173,070
882,180	Home Equity Asset Trust 2004-8 M4, 1.687% due 3/25/35	753,761
1,376,890	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE1 M6, 1.492% due 12/25/34	1,023,980
274,716	Morgan Stanley ABS Capital I, Inc. Trust 2006-HE3 A2C, 0.347% due 4/25/36	270,736
407,007	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC1 M5, 1.282% due 1/25/35	308,968
104,022	Morgan Stanley Dean Witter Capital I, Inc. Trust 2001-AM1 M2, 2.287% due 2/25/32	81,043
532,231	Morgan Stanley Home Equity Loan Trust 2007-2 A1, 0.287% due 4/25/37	318,207
795,038	Morgan Stanley Mortgage Loan Trust 2007-8XS A2, 6.000% due 4/25/37	512,775
776,244	New Century Home Equity Loan Trust 2004-1 M3, 2.512% due 5/25/34	619,472
990,253	New Century Home Equity Loan 2004-3 M4, 1.762% due 11/25/34	870,726
2,836,780	New Century Home Equity Loan 2005-1 M4, 1.252% due 3/25/35	2,365,937
36,145	Option One Mortgage Accept Corp. 2003-3 M3, 3.187% due 6/25/33	36,013
1,068,399	Renaissance Home Equity Loan Trust 2004-3 M1, 5.157% due 11/25/34	991,516
401,247	Securitized Asset Backed Receivables LLC Trust 2004-NC1 M3 2.362% due 2/25/34	359,152
	TOTAL HOME EQUITY (Cost $14,583,671)	15,618,346

	PREFERRED STOCK - 0.8%
1,475	Pitney Bowes International Holdings, Inc., 6.125%, 144A (Cost $1,561,940)	1,540,453

	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.0%
337,593	Freddie Mac REMICS, 6.504% due 8/15/35 (Cost $68,996)	83,356
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	SHORT-TERM INVESTMENT - 15.7%
	MONEY MARKET FUND - 15.7%
31,200,870	Fidelity Institutional Money Market Fund-	$ 31,200,870
	Money Market Portfolio, to yield 0.13% * (Cost $31,200,870)

	TOTAL INVESTMENTS - 100.8% (Cost $202,262,945) (a)	$ 200,914,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,614,425)
	NET ASSETS - 100.0%	$ 199,300,472

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $193,425,827 differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 13,845,780
	Unrealized Depreciation:	(6,356,710)
	Net Unrealized Appreciation:	$ 7,489,070

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2015 144A securities amounted to $63,105,532 or 31.66% of net assets.
ADR- American Depositary Receipt.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	SECURITIES SOLD SHORT - (7.8)%
	CORPORATE BONDS - (7.8)%
	AEROSPACE/DEFENSE - EQUIPMENT- (0.2)%
(340,000)	KLX, Inc., 5.875% due 12/1/22, 144A	$ (345,063)

	BUILDING & CONSTRUCTION PRODUCTS - MISC - (0.3)%
(470,000)	Building Materials Corp., 6.750% due 5/1/21, 144A	(491,738)

	BUILDING - MAINTENANCE & SERVICE - (0.3)%
(500,000)	Safway Group Holding., 7.000% due 5/15/18, 144A	(513,645)

	CELLULAR TECLECOM - (0.5)%
(1,140,000)	Sprint Communications, Inc., 6.000% due 11/15/22	(1,044,525)

	CONTAINERS - METAL/GLASSS - (1.0)%
(1,000,000)	Ball Corp., 4.000% due 11/15/23	(932,500)
(1,000,000)	Novelis, Inc., 8.750% due 12/15/20	(1,062,500)
		(1,995,000)
	DISTRIBUTION/WHOLESALE - (0.4)%
(800,000)	HD Supply, Inc., 7.500% due 7/15/20	(850,000)

	DIVERSIFIED MANUFACTURE OPERATION - (0.8)%
(1,900,000)	Bombardier, Inc., 6.125% due 1/15/23, 144A	(1,695,750)

	ELECTRONIC COMPONENT - SEMICONDUCTOR - (0.1)%
(155,000)	Advanced Micro Devices, Inc., 7.500% due 8/15/22	(137,562)

	FINANCE - BANKING - (0.1)%
(240,000)	International Bank of AZ., 5.625% due 6/11/19	(234,000)

	FINANCE - LEASING COMPANY - (0.4)%
(770,000)	Air Lease Corp., 3.375% due 1/15/19	(786,362)

	MEDICAL - HOSPITALS - (0.7)%
(1,300,000)	HCA, Inc., 6.500% due 2/15/20	(1,456,000)

	METAL - COPPER - (0.1)%
(240,000)	Freeport-McMoRan, Inc., 3.100% due 3/15/20	(236,878)

	OIL FIELD SERVICES - (0.1)%
(206,000)	Oceaneering International, Inc., 4.650% due 11/15/24	(206,199)

	PRINTING - COMMERCIAL - (0.5)%
(905,000)	RR Donnelley & Sons Co., 6.500% due 11/15/23	(937,806)

	RETAIL - RESTAURANTS - (0.2)%
(420,000)	McDonald's Corp., 3.250% due 6/10/24	(418,173)

	RUBBER - TIRES - (0.3)%
(500,000)	Goodyear Tire & Rubber Co., 6.500% due 3/1/21	(531,250)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
Principal ($)		Value
	TELEPHONE - INTEGRATED - (0.3)%
(600,000)	SoftBank Corp., 4.500% due 4/15/20, 144A	$ (603,750)

	THEATERS - (0.2)%
(410,000)	Regal Entertainment Group-A, 5.750% due 3/15/22	(416,129)

	TOTAL SECURITIES SOLD SHORT (Proceeds $13,296,147)	$ (12,899,830)

	SWAP CONTRACTS	Unrealized Appreciation/Depreciation +
	Aramark Corp.-Cl B, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (5 3/4% due 3/15/2020) vs. 3 month LIBOR (Notional Value $845,000)	(3,516)

	AWAS Aviation Capital, 144A, Total Return Swap with Deutsche Bank AG London – October 17, 2016 – to receive Total Returns plus accrued interest on underlying investment (7% due 10/17/2016) vs. 3 month LIBOR (Notional Value $2,059,000)	(24,155)

	Bombardier, Inc., 144A,Total Return Swap with Deutsche Bank AG London – January 15, 2016 – to receive Total Returns plus accrued interest on underlying investment (6% due 10/15/2022) vs. 3 month LIBOR (Notional Value $1,595,000)	(25,497)

	Building Materials Holding, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 9/15/2018) vs. 3 month LIBOR (Notional Value $1,373,000)	(18,594)

	Brightstar Corp., 144A, Total Return Swap with Deutsche Bank AG London – December 1, 2016 – to receive Total Returns plus accrued interest on underlying investment (9 1/2% due 12/1/2016) vs. 3 month LIBOR (Notional Value $480,000)	(4,817)

	Brightstar Corp., 144A, Total Return Swap with Deutsche Bank AG London – December 1, 2016 – to receive Total Returns plus accrued interest on underlying investment (9 1/2% due 12/1/2016) vs. 3 month LIBOR (Notional Value $2,600,000)	91,734

	Brightstar Corp., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 8/1/2018) vs. 3 month LIBOR (Notional Value $1,000,000)	(2,670)

	Bubble Bee Acquisition Co., 144A, Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (9% due 12/15/2017 vs. 3 month LIBOR (Notional Value $571,000)	(8,128)

	Bubble Bee Acquisition Co., 144A, Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (9% due 12/15/2017 vs. 3 month LIBOR (Notional Value $1,565,000)	(3,588)

	Beazer Homes USA, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 1/8% due 5/15/2019 vs. 3 month LIBOR (Notional Value $1,800,000)	(16,094)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
		Unrealized Appreciation/Depreciation +
	Beazer Homes USA, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 1/8% due 5/15/2019 vs. 3 month LIBOR (Notional Value $1,120,000)	$ 429

	Capella Healthcare, Total Return Swap with Deutsche Bank AG London – July 1, 20178 – to receive Total Returns plus accrued interest on underlying investment (9 1/4% due 7/1/2017) vs. 3 month LIBOR (Notional Value $1,750,000)	(8,814)

	Carlson Wagonlit BV , Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 6/15/2019) vs. 3 month LIBOR (Notional Value $955,000)	(424)

	CIE GEN Geophysique, Total Return Swap with Deutsche Bank AG London – May 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/15/2017) vs. 3 month LIBOR (Notional Value $1,402,000)	33,590

	CIE GEN Geophysique, Total Return Swap with Deutsche Bank AG London – May 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/15/2017) vs. 3 month LIBOR (Notional Value $1,386,000)	33,206

	CCO Holdings LLC., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7% due 1/15/2019) vs. 3 month LIBOR (Notional Value $425,000)	(2,441)

	Cincinnati Bell, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 10/15/2020) vs. 3 month LIBOR (Notional Value $810,000)	11,093

	Cincinnati Bell, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – o receive Total Returns plus accrued interest on underlying investment (8 3/8% due 3/15/2020) vs. 3 month LIBOR (Notional Value $850,000)	(5,343)

	Carmike Cinemas, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – o receive Total Returns plus accrued interest on underlying investment (7 3/8% due 5/15/2019) vs. 3 month LIBOR (Notional Value $1,049,000)	(7,014)

	Convatec Healthcare, 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (10 1/2% due 12/15/2018) vs. 3 month LIBOR (Notional Value $500,000)	(3,768)

	Convatec Finance International SA, 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 1/15/2019) vs. 3 month LIBOR (Notional Value $920,000)	(31,343)

	Quest Corp., Total Return Swap with Deutsche Bank AG London – March 28, 2016 – to receive Total Returns plus accrued interest on underlying investment (7 1/5% due 11/10/2026) vs. 3 month LIBOR (Notional Value $1,922,000)	56,387

	Ducommun, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 3/4% due 7/15/2018) vs. 3 month LIBOR (Notional Value $1,865,000)	(10,527)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
		Unrealized Appreciation/Depreciation +
	Emdeon, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (11% due 12/31/2019) vs. 3 month LIBOR (Notional Value $1,000,000)	$ (12,708)

	Endo Finance Co., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7% due 7/15/2019) vs. 3 month LIBOR (Notional Value $1,312,000)	(4,847)

	First Data Corporation, 144A., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 6/15/2019) vs. 3 month LIBOR (Notional Value $2,928,000)	(4,518)

	Fly Leasing Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/8% due 10/15/2021) vs. 3 month LIBOR (Notional Value $1,350,000)	19,032

	Fly Leasing Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 10/15/2020) vs. 3 month LIBOR (Notional Value $885,000)	(12,820)

	Freescale Semiconductor., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (10 3/4% due 8/1/2020) vs. 3 month LIBOR (Notional Value $1,279,000)	(15,983)

	Gannet Company, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,911,000)	(22,602)

	Gannet Company., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,760,000)	911

	GFI Group, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (4 1/4% due 7/19/2018) vs. 3 month LIBOR (Notional Value $1,360,000)	26,750

	Goodyear Tire & Rubber Co., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 8/15/2020) vs. 3 month LIBOR (Notional Value $1,420,000)	(5,672)

	HD Supply, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (11% due 4/15/2020) vs. 3 month LIBOR (Notional Value $424,000)	(7,796)

	HD Supply, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (11 1/2% due 7/15/2020) vs. 3 month LIBOR (Notional Value $1,187,000)	(13,073)

	Huntington Ingalls Industries, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 3/15/2021) vs. 3 month LIBOR (Notional Value $2,020,000)	(22,895)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
		Unrealized Appreciation/Depreciation +
	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15//2018) vs. 3 month LIBOR (Notional Value $4,020,000)	$ 113,536

	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $4,000,000)	(14,685)

	Interline Brands, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (10% due 11/15/2018) vs. 3 month LIBOR (Notional Value $782,000)	(5,893)

	IGLOO Holdings Corp., Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 12/15/2017) vs. 3 month LIBOR (Notional Value $2,085,000)	(21,732)

	Iron Mountain, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 8/15/2021) vs. 3 month LIBOR (Notional Value $576,000)	(6,501)

	Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – October 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $1,515,000)	33,163

	Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – October 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $1,200,000)	26,141

	Level 3 Financing, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 5/8% due 7/15/2020) vs. 3 month LIBOR (Notional Value $1,065,000)	(11,814)

	M/I Homes, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 5/8% due 11/15/2018) vs. 3 month LIBOR (Notional Value $2,000,000)	(22,700)

	Manitowoc Company, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 11/1/2020) vs. 3 month LIBOR (Notional Value $730,000)	(2,389)

	Manitowoc Company, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (5 7/8% due 10/15/2022) vs. 3 month LIBOR (Notional Value $535,000)	(3,363)

	Mylan N.V., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 7/8% due 7/15/2020) vs. 3 month LIBOR (Notional Value $588,200)	(3,856)

	Mylan N.V., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 7/8% due 7/15/2020) vs. 3 month LIBOR (Notional Value $2,640,000)	(14,020)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
		Unrealized Appreciation/Depreciation +
	NBTY, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 10/1/2018) vs. 3 month LIBOR (Notional Value $1,580,000)	$ 19,773

	99 Cents Only Stores, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (11% due 12/15/2019) vs. 3 month LIBOR (Notional Value $1,265,000)	(232,179)

	Sabine Oil & Gas/Fin Corp., Total Return Swap with Deutsche Bank AG London – February 15, 201 – to receive Total Returns plus accrued interest on underlying investment (9 3/4% due 2/15/2017) vs. 3 month LIBOR (Notional Value $742,000)	(11,465)

	Novelis, Inc.,, Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 12/15/2017) vs. 3 month LIBOR (Notional Value $1,200,000)	(28,814)

	Novelis, Inc., Total Return Swap with Deutsche Bank AG London – March 28, 2016 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 12/15/2017) vs. 3 month LIBOR (Notional Value $1,791,000)	(47,949)

	Oppenheimer Holdings-Cl A., Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 3/4% due 4/15/2018) vs. 3 month LIBOR (Notional Value $1,000,000)	(1,419)

	Petco Holdings, Inc., 144A, Total Return Swap with Deutsche Bank AG London – October 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 10/15/2017) vs. 3 month LIBOR (Notional Value $1,500,000)	2,230

	Ameristar Casinos, Inc., Total Return Swap with Deutsche Bank AG London – March 28, 2016 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 4/15/2021) vs. 3 month LIBOR (Notional Value $2,486,000)	60,529

	Ameristar Casinos, Inc., Total Return Swap with Deutsche Bank AG London – March 28, 2016 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 4/15/2021) vs. 3 month LIBOR (Notional Value $2,486,000)	1,281

	Jaguar Holding Co., 144A, Total Return Swap with Deutsche Bank AG London – October 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (9 3/8% due 10/15/2017) vs. 3 month LIBOR (Notional Value $1,605,000)	33,481

	Prospect Medical Holding, Total Return Swap with Deutsche Bank AG London – October 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 5/1/2019) vs. 3 month LIBOR (Notional Value $1,100,000)	(9,421)

	RR Donnelley & Sons Co., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 6/15/2020) vs. 3 month LIBOR (Notional Value $1,000,000)	(41,643)

	United Rentals North America, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 2/1/2021) vs. 3 month LIBOR (Notional Value $650,000)	(10,839)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
		Unrealized Appreciation/Depreciation +
	United Rentals North America, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 2/1/2021) vs. 3 month LIBOR (Notional Value $2,406,000)	$ (15,849)

	Sunguard Data Systems, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 11/15/2018) vs. 3 month LIBOR (Notional Value $2,673,000)	(11,262)

	Schaeffler Holdings, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 8/15/2018) vs. 3 month LIBOR (Notional Value $450,000)	(2,829)

	Schaeffler Holdings, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 8/15/2018) vs. 3 month LIBOR (Notional Value $2,065,000)	(38,201)

	Sitel LLC/Sitel Fin Corp., 144A, Total Return Swap with Deutsche Bank AG London – August 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (11% due 8/1/2017) vs. 3 month LIBOR (Notional Value $1,060,000)	(18,506)

	Spectrum Brands, Inc., Total Return Swap with Deutsche Bank AG London – November 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 3/15/2020) vs. 3 month LIBOR (Notional Value $1,263,000)	(5,113)

	Star Financial, Inc., Total Return Swap with Deutsche Bank AG London – November 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (4% due 11/1/2017) vs. 3 month LIBOR (Notional Value $2,410,000)	(15,394)

	SunCoke Energy, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 8/1/2019) vs. 3 month LIBOR (Notional Value $395,000)	5,045

	T-Mobile USA, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 58/125% due 4/28/2019) vs. 3 month LIBOR (Notional Value $1,564,000)	(8,243)

	T-Mobile USA,, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 58/125% due 4/28/2019) vs. 3 month LIBOR (Notional Value $100,000)	(629)

	T-Mobile USA,, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 58/125% due 4/28/2019) vs. 3 month LIBOR (Notional Value $1,585,000)	(7,200)

	Tutor Perini Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 11/1/2018) vs. 3 month LIBOR (Notional Value $1,980,000)	31,613
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2015
		Unrealized Appreciation/Depreciation +
	Valeant Pharmaceuticals, 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7% due 10/1/2020) vs. 3 month LIBOR (Notional Value $1,062,000)	$ (6,676)

	Valeant Pharmaceuticals, 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 8/15/2018) vs. 3 month LIBOR (Notional Value $1,460,000)	$ (20,667)

	Net Unrealized Depreciation on Swap Contracts	$ (340,974)

+ The amount represents fair value derivative instruments subject to interest rate risk exposure as of June 30, 2015
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collatera

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of June 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 21,810,113	$ -	$ 21,810,113
Bank Debt	-	5,516,996	-	5,516,996
Corporate Bonds and Notes	-	106,172,621	-	106,172,621
Commercial Mortgage Backed Securities	-	18,972,142	-	18,972,142
Home Equity		15,618,346	-	15,618,346
Preferred Stock	-	1,540,453	-	1,540,453
U.S. Government and Agency Obligation	-	83,356	-	83,356
Short-Term Investment	31,200,870	-	-	31,200,870
Total	$ 31,200,870	$ 169,714,027	$ -	$ 200,914,897
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short - Corporate Bonds	$ -	$ 12,899,830	$ -	$ 12,899,830
Open Swap Contracts	-	340,974	-	340,974
Total	$ -	$ 13,240,804	$ -	$ 13,240,804

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 08/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 08/28/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 08/28/2015